Shareholders' equity (Tables)	6 Months Ended
Jun. 30, 2026
Shareholders' equity
Schedule of treasury shares held

	December 31, 2025	June 30, 2026
Number of treasury shares	63,702,529	57,468,046
Percentage of share capital	2.89%	2.52%

Schedule of information about dividends paid

Dividend 2025	First interim	Second interim	Third interim	Final
EUR Amount (Euronext share)	0.85€	0.85€	0.85€	0.85€
USD Amount (NYSE share)	-	0.987785$	1.00164$	0.97002$
Set date	April 29, 2025	July 23, 2025	October 29, 2025	May 29, 2026
Ex-dividend date Euronext and NYSE (starting 2nd interim)	October 1, 2025	December 31, 2025	March 31, 2026	June 30, 2026
Payment date Euronext	October 3, 2025	January 5, 2026	April 2, 2026	July 2, 2026
Payment date NYSE	-	January 23, 2026	April 23, 2026	July 22, 2026

Dividend 2026	First interim	Second interim
EUR Amount (Euronext share)	0.90€	0.90€
USD Amount (NYSE share)	Set on October 14, 2026	Set on January 14, 2027
Set date	April 28, 2026	July 22, 2026
Ex-dividend date Euronext and NYSE	September 30, 2026	December 31, 2026
Payment date Euronext	October 2, 2026	January 5, 2027
Payment date NYSE	October 21, 2026	January 22, 2027

Schedule of other comprehensive income

(M$)	1st half 2026	1st half 2025
Actuarial gains and losses	22	16

Change in fair value of investments in equity instruments	83	64

Tax effect	(32)	(19)
Currency translation adjustment generated by the parent company	(2,649)	8,690
Sub-total items not potentially reclassifiable to profit and loss	(2,576)	8,751

Currency translation adjustment	2,477	(6,709)
- unrealized gain/(loss) of the period	1,938	(6,708)
- less gain/(loss) included in net income	(539)	1

Cash flow hedge	1,391	(668)
- unrealized gain/(loss) of the period	1,327	(1,000)
- less gain/(loss) included in net income	(64)	(332)

Variation of foreign currency basis spread	5	19
- unrealized gain/(loss) of the period	1	12
- less gain/(loss) included in net income	(4)	(7)

Share of other comprehensive income of equity affiliates, net amount	218	(274)
- unrealized gain/(loss) of the period	215	(268)
- less gain/(loss) included in net income	(3)	6

Other	3	7

Tax effect	(348)	156
Sub-total items potentially reclassifiable to profit and loss	3,746	(7,469)
Total other comprehensive income (net amount)	1,170	1,282

Tax effects relating to each component of other comprehensive income are as follows:

	1st half 2026			1st half 2025
	Pre-tax			Pre-tax
(M$)	amount	Tax effect	Net amount	amount	Tax effect	Net amount
Actuarial gains and losses	22	(7)	15	16	(5)	11
Change in fair value of investments in equity instruments	83	(25)	58	64	(14)	50
Currency translation adjustment generated by the parent company	(2,649)	-	(2,649)	8,690	-	8,690
Sub-total items not potentially reclassifiable to profit and loss	(2,544)	(32)	(2,576)	8,770	(19)	8,751
Currency translation adjustment	2,477	-	2,477	(6,709)	-	(6,709)
Cash flow hedge	1,391	(347)	1,044	(668)	163	(505)

Variation of foreign currency basis spread	5	(1)	4	19	(7)	12
Share of other comprehensive income of equity affiliates, net amount	218	-	218	(274)	-	(274)
Other	3	-	3	7	-	7
Sub-total items potentially reclassifiable to profit and loss	4,094	(348)	3,746	(7,625)	156	(7,469)
Total other comprehensive income	1,550	(380)	1,170	1,145	137	1,282